Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before income taxes is attributable to the following geographic locations:
Germany	$ 134,193,000	$ 243,684,000	$ 234,336,000
United States	1,440,040,000	1,262,570,000	1,254,690,000
Other	361,039,000	337,152,000	358,609,000
Income before income taxes	1,935,272,000	1,843,406,000	1,847,635,000
Current income tax expense or benefit [Abstract]
Germany	72,231,000	72,613,000	81,117,000
United States	458,780,000	270,676,000	387,017,000
Other	138,588,000	141,291,000	116,186,000
Total income tax expense current	669,599,000	484,580,000	584,320,000
Deferred income tax expense or benefit [Abstract]
Germany	(45,813,000)	(22,651,000)	(33,106,000)
United States	(12,693,000)	152,423,000	47,298,000
Other	11,030,000	(30,754,000)	(6,500,000)
Total income tax expense deferred	(47,476,000)	99,018,000	7,692,000
Income tax expense	$ 622,123,000	$ 583,598,000	$ 592,012,000
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal corporation income tax base rate	29.62%	29.20%	29.16%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	$ 8,850,000	$ 7,007,000
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	11,503,000	9,424,000
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	28,476,000	22,268,000
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	372,365,000	285,333,000
Pensions	151,732,000	170,659,000
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	131,640,000	138,934,000
Derivatives	1,317,000	10,912,000
Stock-based compensation expense	3,173,000	11,934,000
Other	4,018,000	12,407,000
Total deferred tax assets	721,041,000	675,754,000
Less: valuation allowance [N]	(34,654,000)	(49,479,000)
Net deferred tax assets	686,387,000	626,275,000
Deferred tax liabilities:
Accounts receivable	43,664,000	40,453,000
Inventory, primarily due to inventory reserve accounts for tax purposes	8,318,000	10,316,000
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	129,835,000	163,286,000
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	5,575,000	10,368,000
Derivatives	5,488,000	4,177,000
Other	242,524,000	146,274,000
Total deferred tax liabilities	1,122,054,000	1,079,265,000
Net deferred tax assets (liabilities)	435,667,000	452,990,000
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years	9,273,000	11,426,000
Undistributed earning of foreign subsidiaries	$ 7,463,853,000	6,622,324,000
German income tax on dividends and capital gains	1.50%
Unrecognized tax benefits (net of interest)
beginning unrecognized tax benefits	$ 166,108,000	199,924,000	$ 225,198,000
Increases in unrecognized tax benefits prior periods	30,973,000	35,584,000	25,260,000
Decreases in unrecognized tax benefits prior periods	(20,244,000)	(21,143,000)	(11,445,000)
Increases in unrecognized tax benefits current period	0	12,600,000	10,062,000
Changes related to settlements with tax authorities	(6,762,000)	(60,872,000)	(52,325,000)
Reductions as a result of a lapse of the statute of limitations	(1,300,000)	0	0
Foreign currency translation	(19,486,000)	15,000	$ 3,174,000
Amount of potential reduction of unrecognized tax benefits	156,368,000
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	222,490,000
Income Tax Examination [Line Items]
Interest and penalties recognized	13,986,000	13,986,000
Accrual for tax related interest and penalties	27,029,000	$ 1,397,000
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16,775,000
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16,411,000
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	22,130,000
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	27,396,000
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	17,430,000
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5,187,000
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8,585,000
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,144,000
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,243,000
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,819,000
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 81,370,000